Consolidated Statements of Cash Flows (USD $)	0 Months Ended	12 Months Ended
	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 21, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Operating activities
Net (loss) income	$ (5,900,000)	$ (35,000,000)	$ 29,200,000	$ 114,200,000
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation	1,900,000	75,900,000	40,900,000	48,900,000
Amortization of intangible assets	4,100,000	137,700,000	117,500,000	109,000,000
Amortization of debt fair value adjustments, original issue discount and deferred financing fees	4,100,000	117,400,000	6,700,000	7,000,000
Loss on early extinguishment of debt	100,000	34,200,000	0	0
Revaluation of contingent consideration	0	0	(23,600,000)	300,000
Loss (gain) on sale of marketable securities	0	200,000	(13,200,000)	(100,000)
Deferred income taxes	(6,100,000)	(126,600,000)	(35,500,000)	(31,900,000)
Asset impairments	0	1,600,000	111,600,000	3,700,000
Changes in operating assets and liabilities, net of effect of businesses acquired:
Accounts receivable	100,000	(17,200,000)	15,000,000	(1,100,000)
Inventories	3,700,000	14,200,000	2,300,000	900,000
Prepaid expenses and other assets	(1,300,000)	(15,800,000)	(12,000,000)	(17,000,000)
Contract acquisition payments, net	0	(17,600,000)	(8,900,000)	1,400,000
Accounts payable and accrued liabilities	5,800,000	(2,200,000)	(13,800,000)	18,400,000
Deferred revenues	12,000,000	77,500,000	11,800,000	13,000,000
Income and other taxes	2,300,000	(8,700,000)	(7,400,000)	600,000
Payable to parent	(800,000)	(100,000)	100,000	700,000
Other, net	100,000	2,100,000	(700,000)	5,000,000
Net cash provided by operating activities	20,100,000	237,600,000	220,000,000	273,000,000
Investing activities
Purchase of businesses, net of cash acquired	0	(36,200,000)	(135,100,000)	(61,200,000)
Faneuil cash at date of common control	5,300,000	0	0	0
Purchase of marketable securities	(56,500,000)	0	0	0
Purchase of equity method investment	0	(7,000,000)	0	0
Funding of related party note receivable	(30,000,000)	0	0	0
Repayments of related party notes receivable	0	0	4,000,000	3,000,000
Proceeds from sale of property, plant and equipment	0	100,000	200,000	2,500,000
Proceeds from sale of marketable securities	0	56,300,000	13,400,000	24,700,000
Capital expenditures	(100,000)	(57,800,000)	(58,600,000)	(38,600,000)
Capitalized interest	0	(500,000)	(300,000)	(100,000)
Computer software development	(1,500,000)	(14,500,000)	(5,900,000)	(4,200,000)
Net cash used in investing activities	(82,800,000)	(59,600,000)	(182,300,000)	(73,900,000)
Financing activities
Dividends to parent	(12,600,000)	(32,300,000)	(48,700,000)	(31,200,000)
Acquisition of business from parent	0	(33,800,000)	0	0
Redemption of notes	(1,700,000)	0	0	0
Payments of contingent consideration arrangements	0	0	(300,000)	(700,000)
Payments for hedge financing activities	(1,900,000)	(9,500,000)	0	0
Issuance of notes	0	225,600,000	0	0
Borrowings on credit agreements	0	25,000,000	0	0
Repayments of credit agreements and other borrowings	(4,500,000)	(340,100,000)	(15,000,000)	(19,600,000)
Debt issuance costs	0	(12,700,000)	0	0
Net cash used in financing activities	(20,700,000)	(177,800,000)	(64,000,000)	(51,500,000)
Net increase (decrease) in cash and cash equivalents	(83,400,000)	200,000	(26,300,000)	147,600,000
Cash and cash equivalents at beginning of period	185,200,000	101,800,000	211,500,000	63,900,000
Cash and cash equivalents at end of period	101,800,000	102,000,000	185,200,000	211,500,000
Supplemental disclosure of cash paid for:
Interest, net of amounts capitalized	5,400,000	91,900,000	94,400,000	108,000,000
Income taxes, net of refunds	0	115,100,000	84,100,000	97,700,000
Non-cash Financing Activities [Abstract]
Extinguishment of Debt to Parent	$ 0	$ 25,400,000	$ 0	$ 0